Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Entity Registrant Name	360 DigiTech, Inc.
Entity Central Index Key	0001741530
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31